Remuneration of auditors - Summary of remuneration of auditors (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Auditor's remuneration [abstract]
Audit or review of the financial statements	$ 181	$ 151	$ 124